Revenue (AES Indiana) (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer [Text Block]

10. REVENUE

Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities. Please see Note 13, “Revenue” to the audited Consolidated Financial Statements of IPALCO included in this prospectus for further discussion of our retail, wholesale and miscellaneous revenue.

AES Indiana’s revenue from contracts with customers were $401.2 million and $482.9 million for the three months ended March 31, 2024 and 2023, respectively. The following table presents our revenue from contracts with customers and other revenue (in thousands):

	For the Three Months Ended March 31,
	2024	2023
Retail Revenue
Retail revenue from contracts with customers:
Residential	$180,969	$204,748
Small commercial and industrial	63,196	69,879
Large commercial and industrial	125,209	170,978
Public lighting	14,655	2,614
Other(1)	2,179	4,657
Total retail revenue from contracts with customers	386,208	452,876
Alternative revenue programs	5,706	7,739
Wholesale Revenue
Wholesale revenue from contracts with customers	12,622	24,251
Miscellaneous Revenue
Capacity revenue	7	4,848
Transmission and other revenue	2,380	906
Total miscellaneous revenue from contracts with customers	2,387	5,754
Other miscellaneous revenue(2)	878	766
Total Revenue	$407,801	$491,386

(1)	Other retail revenue from contracts with customers includes miscellaneous charges to customers, including reconnection and late fee charges.

(2)	Other miscellaneous revenue includes lease and other miscellaneous revenue not accounted for under ASC 606.

The balances of receivables from contracts with customers were $276.1 million and $218.8 million as of March 31, 2024 and December 31, 2023, respectively. Payment terms for all receivables from contracts with customers typically do not extend beyond 30 days, unless a customer qualifies for payment extension.

13. REVENUE

Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.

Retail revenue — AES Indiana energy sales to utility customers are based on the reading of meters at the customer’s location that occurs on a systematic basis throughout the month. AES Indiana sells electricity directly to end-users, such as homes and businesses, and bills customers directly. Retail revenue have a single performance obligation, as the promise to transfer energy and other distribution and/or transmission services are not separately identifiable from other promises in the contracts and, therefore, are not distinct. Additionally, as the performance obligation is satisfied over time as energy is delivered, and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series.

In exchange for the exclusive right to sell or distribute electricity in our service area, AES Indiana is subject to rate regulation by federal and state regulators. This regulation sets the framework for the prices (“tariffs”) that AES Indiana is allowed to charge customers for electric services. Since tariffs are approved by the regulator, the price that AES Indiana has the right to bill corresponds directly with the value to the customer of AES Indiana’s performance completed in each period. Therefore, revenue under these contracts is recognized using an output method measured by the MWhs delivered each month at the approved tariff. Customer payments are typically due on a monthly basis.

Wholesale revenue — Power produced at the generation stations in excess of our retail load is sold into the MISO market. Such sales are made at either the day-ahead or real-time hourly market price, and these sales are classified as wholesale revenue. We sell to and purchase power from MISO, and such sales and purchases are settled and accounted for on a net hourly basis.

In the MISO market, wholesale revenue is recorded at the spot price based on the quantities of MWh delivered in each hour during each month. As a member of MISO, we are obligated to declare the availability of our energy production into the wholesale energy market, but we are not obligated to commit our previously declared availability. As such, contract terms end as the energy for each day is delivered to the market in the case of the day-ahead market and for each hour in the case of the real-time market.

Miscellaneous revenue — Miscellaneous revenue is mainly comprised of MISO transmission revenue and capacity revenue. MISO transmission revenue is earned when AES Indiana’s power lines are used in transmission of energy by power producers other than AES Indiana. As AES Indiana owns and operates transmission lines in central and southern Indiana, demand charges collected from network customers by MISO are allocated to the appropriate transmission owners (including AES Indiana) and recognized as transmission revenue. Capacity revenue is also included in miscellaneous revenue, and represent compensation received from MISO for making installed generation capacity available to satisfy system integrity and reliability requirements through the annual MISO capacity auction. Capacity, which is a stand-ready obligation to deliver energy when called upon by the RTO, is measured using MWs.

Transmission and capacity revenue each have a single performance obligation, as they each represent a distinct service or good. Additionally, as these performance obligations are satisfied over time and the same method is used to measure progress, the performance obligations meet the criteria to be considered a series. For transmission revenue, the price that the transmission operator has the right to bill corresponds directly with the value to the customer of AES Indiana’s performance completed in each period as the price paid is the transmission operator’s allocation of the tariff rate (as approved by the regulator) charged to network participants. For capacity revenue, the capacity price that clears at the auction is fixed and AES Indiana is compensated based on the cleared MWs and cleared price.

AES Indiana’s revenue from contracts with customers was $1,616.5 million, $1,760.0 million and $1,389.2 million for the years ended December 31, 2023, 2022 and 2021, respectively. The following table presents our revenue from contracts with customers and other revenue (in thousands):

	For the Years Ended December 31,
	2023	2022	2021
Retail Revenue
Retail revenue from contracts with customers:
Residential	$660,559	$688,487	$595,692
Small commercial and industrial	241,800	247,655	211,997
Large commercial and industrial	619,899	625,351	518,069
Public lighting	9,767	9,832	8,888
Other (1)	14,016	17,845	16,785
Total retail revenue from contracts with customers	1,546,041	1,589,170	1,351,431
Alternative revenue programs	30,414	29,171	35,248
Wholesale Revenue
Wholesale revenue from contracts with customers	56,557	148,517	25,059
Miscellaneous Revenue
Capacity revenue	8,210	11,750	734
Transmission and other revenue	5,654	10,534	11,480
Total miscellaneous revenue from contracts with customers	13,864	22,284	12,214
Other miscellaneous revenue (2)	3,041	2,569	2,180
Total Revenue	$1,649,917	$1,791,711	$1,426,132

(1)	Other retail revenue from contracts with customers includes miscellaneous charges to customers, including reconnection and late fee charges.

(2)	Other miscellaneous revenue includes lease and other miscellaneous revenue not accounted for under ASC 606.

The balances of receivables from contracts with customers were $218.8 million and $198.3 million as of December 31, 2023 and 2022, respectively. Payment terms for all receivables from contracts with customers typically do not extend beyond 30 days, unless a customer qualifies for payment extension.

The Company has elected to apply the optional disclosure exemptions under ASC 606. Therefore, the Company has not included disclosure pertaining to revenue expected to be recognized in any future year related to remaining performance obligations, as we exclude contracts with an original length of one year or less, contracts for which we recognize revenue based on the amount we have the right to invoice for services performed, and contracts with variable consideration allocated entirely to a wholly unsatisfied performance obligation when the consideration relates specifically to our efforts to satisfy the performance obligation and depicts the amount to which we expect to be entitled.

Indianapolis Power And Light Company
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer [Text Block]

13. REVENUE

Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.

Retail revenue — AES Indiana energy sales to utility customers are based on the reading of meters at the customer’s location that occurs on a systematic basis throughout the month. AES Indiana sells electricity directly to end-users, such as homes and businesses, and bills customers directly. Retail revenue have a single performance obligation, as the promise to transfer energy and other distribution and/or transmission services are not separately identifiable from other promises in the contracts and, therefore, are not distinct. Additionally, as the performance obligation is satisfied over time as energy is delivered, and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series.

In exchange for the exclusive right to sell or distribute electricity in our service area, AES Indiana is subject to rate regulation by federal and state regulators. This regulation sets the framework for the prices (“tariffs”) that AES Indiana is allowed to charge customers for electric services. Since tariffs are approved by the regulator, the price that AES Indiana has the right to bill corresponds directly with the value to the customer of AES Indiana’s performance completed in each period. Therefore, revenue under these contracts is recognized using an output method measured by the MWhs delivered each month at the approved tariff. Customer payments are typically due on a monthly basis.

Wholesale revenue — Power produced at the generation stations in excess of our retail load is sold into the MISO market. Such sales are made at either the day-ahead or real-time hourly market price, and these sales are classified as wholesale revenue. We sell to and purchase power from MISO, and such sales and purchases are settled and accounted for on a net hourly basis.

In the MISO market, wholesale revenue is recorded at the spot price based on the quantities of MWh delivered in each hour during each month. As a member of MISO, we are obligated to declare the availability of our energy production into the wholesale energy market, but we are not obligated to commit our previously declared availability. As such, contract terms end as the energy for each day is delivered to the market in the case of the day-ahead market and for each hour in the case of the real-time market.

Miscellaneous revenue — Miscellaneous revenue is mainly comprised of MISO transmission revenue and capacity revenue. MISO transmission revenue is earned when AES Indiana’s power lines are used in transmission of energy by power producers other than AES Indiana. As AES Indiana owns and operates transmission lines in central and southern Indiana, demand charges collected from network customers by MISO are allocated to the appropriate transmission owners (including AES Indiana) and recognized as transmission revenue. Capacity revenue is also included in miscellaneous revenue, and represent compensation received from MISO for making installed generation capacity available to satisfy system integrity and reliability requirements through the annual MISO capacity auction. Capacity, which is a stand-ready obligation to deliver energy when called upon by the RTO, is measured using MWs.

Transmission and capacity revenue each have a single performance obligation, as they each represent a distinct service or good. Additionally, as these performance obligations are satisfied over time and the same method is used to measure progress, the performance obligations meet the criteria to be considered a series. For transmission revenue, the price that the transmission operator has the right to bill corresponds directly with the value to the customer of AES Indiana’s performance completed in each period as the price paid is the transmission operator’s allocation of the tariff rate (as approved by the regulator) charged to network participants. For capacity revenue, the capacity price that clears at the auction is fixed and AES Indiana is compensated based on the cleared MWs and cleared price.

AES Indiana’s revenue from contracts with customers was $1,616.5 million, $1,760.0 million and $1,389.2 million for the years ended December 31, 2023, 2022 and 2021, respectively. The following table presents AES Indiana’s revenue from contracts with customers and other revenue (in thousands):

	For the Years Ended December 31,
	2023	2022	2021
Retail Revenue
Retail revenue from contracts with customers:
Residential	$660,559	$688,487	$595,692
Small commercial and industrial	241,800	247,655	211,997
Large commercial and industrial	619,899	625,351	518,069
Public lighting	9,767	9,832	8,888
Other(1)	14,016	17,845	16,785
Total retail revenue from contracts with customers	1,546,041	1,589,170	1,351,431
Alternative revenue programs	30,414	29,171	35,248
Wholesale Revenue
Wholesale revenue from contracts with customers	56,557	148,517	25,059
Miscellaneous Revenue
Capacity revenue	8,210	11,750	734
Transmission and other revenue	5,654	10,534	11,480
Total miscellaneous revenue from contracts with customers	13,864	22,284	12,214
Other miscellaneous revenue (2)	3,041	2,569	2,180
Total Revenue	$1,649,917	$1,791,711	$1,426,132

(1)	Other retail revenue from contracts with customers includes miscellaneous charges to customers, including reconnection and late fee charges.

(2)	Other miscellaneous revenue includes lease and other miscellaneous revenue not accounted for under ASC 606.

The balances of receivables from contracts with customers were $218.8 million and $198.3 million as of December 31, 2023 and 2022, respectively. Payment terms for all receivables from contracts with customers typically do not extend beyond 30 days, unless a customer qualifies for payment extension.

AES Indiana has elected to apply the optional disclosure exemptions under ASC 606. Therefore, AES Indiana has not included disclosure pertaining to revenue expected to be recognized in any future year related to remaining performance obligations, as we exclude contracts with an original length of one year or less, contracts for which we recognize revenue based on the amount we have the right to invoice for services performed, and contracts with variable consideration allocated entirely to a wholly unsatisfied performance obligation when the consideration relates specifically to our efforts to satisfy the performance obligation and depicts the amount to which AES Indiana expects to be entitled.